Acquisitions - Narrative (Detail) - USD ($) $ in Millions			12 Months Ended
	Oct. 21, 2015	Oct. 01, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2016
Business Acquisition [Line Items]
Business acquisitions, net of cash acquired			$ 5.3	$ 0.0	$ 12.2
Goodwill			845.8	872.8	873.4	$ 845.9
Remeasurement gain			4.9	$ 0.0	$ 0.0
Inducs, AG (Inducs)
Business Acquisition [Line Items]
Business acquisitions, net of cash acquired		$ 12.2
Goodwill		5.0
Purchase price allocated to intangible assets		$ 7.0
Welbilt Thailand
Business Acquisition [Line Items]
Business acquisitions, net of cash acquired	$ 5.3
Goodwill	1.4
Purchase price allocated to intangible assets	$ 4.2
Previously held passive equity interest (as a percent)	50.00%
Remeasurement gain			$ 4.9